Earnings (Loss) Per Common Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings (Loss) Per Common Share
Summary of earnings (loss) per common share

	GCI Group Common Stock
	Three months ended	Nine months ended
	September 30,	September 30,
	2025	2025

	number of shares in millions
Basic WASO	29	29
Potentially dilutive shares	—	—
Diluted WASO	29	29